Label	Element	Value
BBH U.S. Government Money Market Fund | BBH U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BBH U.S. GOVERNMENT MONEY MARKET FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock

The investment objective of the BBH U.S. Government Money Market Fund (the “Fund”) is to provide investors with as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold the Fund’s Regular Shares and Institutional Shares.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund’s Regular Shares and Institutional Shares to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s Regular Shares and Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Regular Shares and Institutional Shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 99.5% of its total assets in cash and short-term U.S. Treasury securities and securities issued by U.S. government agencies or government-sponsored enterprises and repurchase agreements fully collateralized by such instruments. Additionally, under normal circumstances, at least 80% of the value of the Fund’s net assets will be invested in U.S. government securities and repurchase agreements fully collateralized by U.S. government securities. At the time of purchase, a portfolio investment must present minimal credit risk in accordance with procedures adopted by the Fund’s Board of Trustees (the “Board”) and pursuant to certain factors prescribed by Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). These investments may have fixed, floating or variable rates of interest. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the 1940 Act.

In selecting securities, the Fund’s investment adviser seeks to maximize current income within the limits of the Fund’s credit, maturity and diversification policies. Some of these policies may be stricter than required by applicable federal regulation. As a U.S. government money market fund, in order to preserve the value of investors’ capital, the Fund seeks to maintain a stable $1.00 net asset value (“NAV”) per share price.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 99.5% of its total assets in cash and short-term U.S. Treasury securities and securities issued by U.S. government agencies or government-sponsored enterprises and repurchase agreements fully collateralized by such instruments. Additionally, under normal circumstances, at least 80% of the value of the Fund’s net assets will be invested in U.S. government securities and repurchase agreements fully collateralized by U.S. government securities. At the time of purchase, a portfolio investment must present minimal credit risk in accordance with procedures adopted by the Fund’s Board of Trustees (the “Board”) and pursuant to certain factors prescribed by Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). These investments may have fixed, floating or variable rates of interest. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the 1940 Act.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed in alphabetical order and described below. There can be no assurance that the Fund will achieve its investment objective.

Credit Risk:

Credit risk refers to the likelihood that an issuer, guarantor, or counterparty to a debt obligation will default on interest or principal payments.

Interest Rate Risk:

This is the risk associated with the price fluctuation of a security in response to changes in interest rates and the possibility that the Fund’s yield may decline if interest rates decline.

Management Risk:

This is the risk that the securities selected by the investment adviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Market Risk:

This is the risk that the prices of and the income generated by the Fund’s securities may decline due to changing economic, political or market conditions, or due to interest rate fluctuations.

Regulatory Risk:

The SEC and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of the Fund.

Repurchase Agreement Risk:

This is the risk that the other party to a repurchase agreement will default on its obligation under the agreement.

Shareholder Concentration Risk:

This is the risk that asset allocation decisions, particularly large redemptions, made by Brown Brothers Harriman & Co. (“BBH&Co.”), whose discretionary investment advisory clients make up a large percentage of the Fund’s shareholders, may adversely impact remaining Fund shareholders.

Stable NAV Risk:

This is the risk that the Fund will not be able to maintain a NAV per share of $1.00 at all times.

U.S. Government Agency Securities Risk:

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Variable and Floating Rate Instrument Risk:

The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of BBH&Co. and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Additionally, BBH&Co. as the Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that BBH&Co. will provide financial support to the Fund at any time.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BBH&Co. and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is a successor to a mutual fund named the BBH Money Market Fund (the “Predecessor Fund”), which was a series of a Massachusetts business trust. The performance provided reflects the performance of the Predecessor Fund for periods prior to its reorganization into the Fund, at the close of business on June 12, 2007. Prior to the reorganization, the Predecessor Fund achieved its investment objective by investing all of its assets in the BBH U.S. Money Market Portfolio. Accordingly, the performance and financial information provided in this Prospectus for the periods prior to June 13, 2007, is historical information of the Predecessor Fund.

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Regular Shares from year to year. The table shows the average annual returns of the Fund’s Regular Shares and Institutional Shares for the periods indicated.

For current yield information, please call 1-800-575-1265 toll free, or contact your account representative. When you consider this information, please remember that the Fund’s performance in past years is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table give an indication of the risks involved with an investment in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-800-575-1265
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	When you consider this information, please remember that the Fund’s performance in past years is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for Regular Shares (% Per Calendar Year)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Performing Quarter:	1.24%	June 30, 2007
Lowest Performing Quarter:	0.00%	March 31, 2013

As of September 30, 2017, the Fund’s Regular Shares and Institutional Shares had calendar year-to-date returns of 0.20% and 0.37%, respectively.

Year to Date Return, Label	rr_YearToDateReturnLabel	As of September 30, 2017, the Fund’s Regular Shares and Institutional Shares had calendar year-to-date returns of 0.20% and 0.37%, respectively.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Through December 31, 2016)
BBH U.S. Government Money Market Fund | BBH U.S. Government Money Market Fund | Regular Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.22%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
1 Year	rr_ExpenseExampleYear01	$ 49
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	$ 604
Annual Return 2007	rr_AnnualReturn2007	4.87%
Annual Return 2008	rr_AnnualReturn2008	2.24%
Annual Return 2009	rr_AnnualReturn2009	0.25%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.01%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.20%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	0.73%
BBH U.S. Government Money Market Fund | BBH U.S. Government Money Market Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.22%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%
1 Year	rr_ExpenseExampleYear01	$ 25
3 Years	rr_ExpenseExampleYear03	78
5 Years	rr_ExpenseExampleYear05	136
10 Years	rr_ExpenseExampleYear10	$ 306
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.37%
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	0.79%